GENERAL (Details) (USD $)	0 Months Ended				1 Months Ended						12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended
	Sep. 18, 2014	Aug. 29, 2012	Aug. 08, 2012	Apr. 17, 2012	May 22, 2013	May 22, 2012	May 31, 2012	Oct. 19, 2011	Dec. 01, 2010	Jan. 31, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2015	May 10, 2013	Apr. 20, 2013	May 18, 2009	Dec. 31, 2011
Accounting Policies [Line Items]
Accumulated deficit											$ (122,925,000)	$ (108,399,000)
Stockholders' equity											15,065,000	23,633,000	30,900,000					(356,000)
Shares issued		825,000	5,500,000	540,000	1,297,883	632,057	570,755	135,010	41,667	42,167
Proceeds from stock offering and exercise of options		3,836,000	24,986,000	1,228,000	4,947,000	1,934,000	5,921,000	1,300,000	2,240,000	4,650,000
Issuance expenses	23,000	289,000	2,514,000	149,000	213,000	278,000	643,000	236,000
Cash and cash equivalents and short-term bank deposits											15,600,000
Gain from discontinued operations												273,000	239,000
Payment on convertible notes payable principle													1,450,000
2013 Cantor Sales Agreement [Member]
Accounting Policies [Line Items]
Shares issued											1,234,207
Proceeds from stock offering and exercise of options											5,151,000
Issuance expenses											159,000
Subsequent Event [Member]
Accounting Policies [Line Items]
Shares issued														2,204,764
Proceeds from stock offering and exercise of options														9,829,000
Issuance expenses														491,000
Parkway [Member]
Accounting Policies [Line Items]
Fixed percentage of revenue																	15.00%
Fair value of future consideration													359,000
Discontinued operation, current assets													135,000
Discontinued operation, non-current assets													224,000
Proceeds from sale of business															625,000	625,000
Minimum [Member] | Parkway [Member]
Accounting Policies [Line Items]
Fair value of future consideration																	750,000
Maximum [Member] | Parkway [Member]
Accounting Policies [Line Items]
Fair value of future consideration																	2,500,000